Share capital	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
20 – SHARE CAPITAL

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2020	4,151,787,517	3,729,407,107	349	308	657
Repurchases of shares	(50,548,018)	(23,223,271)	(4)	(2)	(6)
At December 31, 2020	4,101,239,499	3,706,183,836	345	306	651
At January 1, 2019	4,471,889,296	3,745,486,731	376	309	685
Repurchases of shares	(320,101,779)	(16,079,624)	(27)	(1)	(28)
At December 31, 2019	4,151,787,517	3,729,407,107	349	308	657
[A] Share capital at December 31, 2020, and 2019, also included 50,000 issued and fully paid sterling deferred shares of £1 each.

At the Company’s Annual General Meeting (AGM) on May 19, 2020, the Board was authorised to allot ordinary shares in the Company, and to grant rights to subscribe for or to convert any security into ordinary shares in the Company, up to an aggregate nominal amount of €182.7 million (representing 2,611 million ordinary shares of €0.07 each), and to list such shares or rights on any stock exchange. This authority expires at the earlier of the close of business on August 19, 2021, and the end of the AGM to be held in 2021, unless previously renewed, revoked or varied by the Company in a general meeting.

At the May 19, 2020 AGM, shareholders granted the Company the authority to repurchase up to 783 million ordinary shares (excluding any treasury shares), renewing the authority granted by the shareholders at previous AGMs. The authority will expire at the earlier of the close of business on August 19, 2021, and the end of the AGM of the Company to be held in 2021. Ordinary shares purchased by the Company pursuant to this authority will either be cancelled or held in treasury. Treasury shares are shares in the Company which are owned by the Company itself. The minimum price, exclusive of expenses, which may be paid for an ordinary share is €0.07. The maximum price, exclusive of expenses, which may be paid for an ordinary share is the higher of: (i) an amount equal to 5% above the average market value for an ordinary share for the five business days immediately preceding the date of the purchase; and (ii) the higher of the price of the last independent trade and the highest current independent bid on the trading venues where the purchase is carried out.
On March 23, 2020, in light of the economic and oil price environment, the Board decided not to continue with the next tranche of the share buyback programme following the completion of the tranche announced on January 30, 2020.